Schedule of accruals and other current liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 60	$ 82	$ 288
Other payables	238,101	323,889	375,151
Total	$ 238,161	$ 323,971	$ 375,439